Hennion & Walsh, Inc.

2001 Route 46, Waterview Plaza

Parsippany, New Jersey 07054

September 11, 2026

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 760 (the “Fund”)

(File No. 333-296821) (CIK# 2062428)

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Fund does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on September 10, 2026.

Very truly yours,

SmartTrust 760

By: Hennion & Walsh, Inc.

By	/s/ KEVIN D. MAHN
Kevin D. Mahn
Authorized Signatory